Earnings/(Losses) per share (Tables)	6 Months Ended
Jun. 30, 2019
Earnings/(Losses) per Share [Abstract]
Earnings/ (Losses) per share
	Six-month period ended June 30,
	2018			2019
	Income (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net income/loss	$4,475	-	$-	$(11,274)	-	$-
Basic and diluted EPS/(LPS)
Income/(Loss) available to common stockholders	$4,475	102,123,365	$0.04	$(11,274)	86,893,214	$(0.13)